Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document And Entity Information
Document Type	DEF 14A
Entity Registrant Name	EVERSPIN TECHNOLOGIES, INC.
Entity Central Index Key	0001438423
Amendment Flag	false